Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HSBC FUNDS
Entity Central Index Key	0000798290
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
HSBC Radiant U.S. Smaller Companies Fund - Class I
Shareholder Report [Line Items]
Fund Name	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Class Name	Class I
Trading Symbol	RESCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC Radiant U.S. Smaller Companies Fund (Class I) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%

The Fund is a feeder fund that invests all of its investable assets in a master portfolio, HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”). Fund costs reflect the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

For the 12-month period ended October 31, 2024, the Fund returned 31.86% for its Class I shares (net of fees). That compared to a 35.61% return for the Bloomberg US 2500 Growth Total Return Index, the Fund's performance benchmark.

U.S. smaller company equities experienced a strong rally across much of the 12-month period under review due in large part to market anticipation of the Federal Reserve’s interest rate cut. The rate cut, which took place in September 2024, drove expectations of lower debt payments and improved access to capital, which generally benefited smaller companies and companies with greater leverage. Among small-cap U.S. equities, all sectors except Energy returned double-digit gains for the period, with the Financials, Utilities, and Information Technology sectors outperforming the rest. Strong corporate earnings, a stable jobs market, and a backdrop of receding inflation helped stabilize investor sentiment amid volatility driven by the lead-up to the U.S. election.

The Fund underperformed the Bloomberg US 2500 Growth Total Return Index for the period under review. By far the largest detractor from the Fund’s relative performance was its lack of exposure to two benchmark holdings: an artificial intelligence analytics firm that trades as a Bitcoin proxy and an e-commerce site for used car sales. The Fund’s below-benchmark exposure to the Materials and Industrials sectors also dragged on relative results. A below-benchmark exposure to companies that experience interest from short-sellers also detracted from relative performance, as investors generally covered their short positions in anticipation of a rally in more speculative names driven by the anticipated interest rate cuts.

The Fund’s relative performance benefited from its emphasis on companies with higher earnings yields, greater profitability, and strong price momentum. The Fund’s relative results also benefited from its above-benchmark exposure to companies with higher leverage in the lead-up to the interest rate cut, as well as its above-benchmark allocation to the Healthcare and Information Technology sectors, which outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

As of October 31, 2024

R	1 Year	5 Years	10 Years
Class I	31.86%	12.29%	9.89%
Bloomberg US 2500 Growth Total Return Index	35.61%	9.13%	9.58%
Bloomberg US 3000 Total Return Index	37.75%	14.57%	12.42%

Performance Table Market Index Changed [Text Block]	In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg US 3000 Total Return Index.
Updated Performance Information Location [Text Block]	Updated performance information is available at no cost at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds.
Net Assets	$ 24,876,126
Holdings Count | Holdings	85
Advisory Fees Paid, Amount	$ 150,046
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$24,876,126
# of Portfolio Holdings	85
Portfolio Turnover Rate	84%
Advisory and Sub-Advisory Fees Paid	$150,046

The total number of portfolio holdings, portfolio turnover rate and total advisory fees paid reflects statistics for the Portfolio, in which the Fund invests.

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Portfolio, in which the Fund invests. These allocations may not be representative of the Fund’s future investments.

Portfolio Composition (%)
Information Technology	25.6%
Health Care	20.8%
Industrials	16.7%
Consumer Discretionary	13.5%
Financials	11.5%
Real Estate	5.3%
Materials	3.2%
Consumer Staples	2.1%
Communication Services	1.3%

Largest Holdings [Text Block]
Top Ten Corporate Issuers (%)
Sprouts Farmers Market, Inc.	2.2%
Guidewire Software, Inc.	2.1%
DocuSign, Inc.	2.0%
Gen Digital, Inc.	1.9%
Nutanix, Inc. A	1.8%
Frontdoor, Inc.	1.8%
Semtech Corp.	1.8%
East West Bancorp, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.7%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC Radiant U.S. Smaller Companies Fund - A Shares
Shareholder Report [Line Items]
Fund Name	HSBC Radiant U.S. Smaller Companies Fund
Class Name	Class A
Trading Symbol	HSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC Radiant U.S. Smaller Companies Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/individual-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/individual-investor/funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.35%

The Fund is a feeder fund that invests all of its investable assets in a master portfolio, HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”). Fund costs reflect the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

For the 12-month period ended October 31, 2024, the Fund returned 31.66% for its Class A shares (net of fees). That compared to a 35.61% return for the Bloomberg US 2500 Growth Total Return Index, the Fund's performance benchmark.

U.S. smaller company equities experienced a strong rally across much of the 12-month period under review due in large part to market anticipation of the Federal Reserve’s interest rate cut. The rate cut, which took place in September 2024, drove expectations of lower debt payments and improved access to capital, which generally benefited smaller companies and companies with greater leverage. Among small-cap U.S. equities, all sectors except Energy returned double-digit gains for the period, with the Financials, Utilities, and Information Technology sectors outperforming the rest. Strong corporate earnings, a stable jobs market, and a backdrop of receding inflation helped stabilize investor sentiment amid volatility driven by the lead-up to the U.S. election.

The Fund underperformed the Bloomberg US 2500 Growth Total Return Index for the period under review. By far the largest detractor from the Fund’s relative performance was its lack of exposure to two benchmark holdings: an artificial intelligence analytics firm that trades as a Bitcoin proxy and an e-commerce site for used car sales. The Fund’s below-benchmark exposure to the Materials and Industrials sectors also dragged on relative results. A below-benchmark exposure to companies that experience interest from short-sellers also detracted from relative performance, as investors generally covered their short positions in anticipation of a rally in more speculative names driven by the anticipated interest rate cuts.

The Fund’s relative performance benefited from its emphasis on companies with higher earnings yields, greater profitability, and strong price momentum. The Fund’s relative results also benefited from its above-benchmark exposure to companies with higher leverage in the lead-up to the interest rate cut, as well as its above-benchmark allocation to the Healthcare and Information Technology sectors, which outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

As of October 31, 2024

R	1 Year	5 Years	10 Years
Class A	31.66%	11.72%	9.35%
Bloomberg US 2500 Growth Total Return Index	35.61%	9.13%	9.58%
Bloomberg US 3000 Total Return Index	37.75%	14.57%	12.42%

Performance Table Market Index Changed [Text Block]	In accordance with changing regulatory requirements, the Fund is now required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg US 3000 Total Return Index.
Updated Performance Information Location [Text Block]	Updated performance information is available at no cost at www.assetmanagement.us.hsbc.com/en/individual-investor/funds.
Net Assets	$ 8,346,528
Holdings Count | Holdings	85
Advisory Fees Paid, Amount	$ 150,046
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

As of October 31, 2024	Precentage
Total Net Assets	$8,346,528
# of Portfolio Holdings	85
Portfolio Turnover Rate	84%
Advisory and Sub-Advisory Fees Paid	$150,046

The total number of portfolio holdings, portfolio turnover rate and total advisory fees paid reflects statistics for the Portfolio, in which the Fund invests.

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Portfolio, in which the Fund invests. These allocations may not be representative of the Fund’s future investments.

Portfolio Composition (%)
Information Technology	25.6%
Health Care	20.8%
Industrials	16.7%
Consumer Discretionary	13.5%
Financials	11.5%
Real Estate	5.3%
Materials	3.2%
Consumer Staples	2.1%
Communication Services	1.3%

Largest Holdings [Text Block]

Top Ten Corporate Issuers (%)
Sprouts Farmers Market, Inc.	2.2%
Guidewire Software, Inc.	2.1%
DocuSign, Inc.	2.0%
Gen Digital, Inc.	1.9%
Nutanix, Inc. A	1.8%
Frontdoor, Inc.	1.8%
Semtech Corp.	1.8%
East West Bancorp, Inc.	1.7%
Burlington Stores, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.7%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/individual-investor/funds
HSBC U.S. Government Money Market Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	HGDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/individual-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/individual-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

Net Assets	$ 36,979,115,571
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 30,090,412
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/individual-investor/funds
HSBC U.S. Government Money Market Fund - I Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class I
Trading Symbol	HGIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

Net Assets	$ 36,979,115,571
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 30,090,412
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Government Money Market Fund - Class P
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class P
Trading Symbol	HGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

Net Assets	$ 36,979,115,571
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 30,090,412
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Government Money Market Fund - Y Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Class Y
Trading Symbol	RGYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

Net Assets	$ 36,979,115,571
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 30,090,412
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Government Money Market Fund - Intermediary Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Intermediary
Trading Symbol	HGGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

Net Assets	$ 36,979,115,571
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 30,090,412
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Government Money Market Fund - Intermediary Service Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Government Money Market Fund
Class Name	Intermediary Service
Trading Symbol	HGFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Government Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary Service	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. government money market securities fell during the 12-month period ending October 31, 2024. Interest rates remained relatively high during the period until the Federal Reserve (Fed) cut the federal funds rate by 50 basis points in September 2024.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again. These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

Throughout most of the period, the Fund maintained a long weighted average maturity (WAM) in response to a persistent higher-rate environment and market volatility that reduced confidence in forecasts. The Fund maintained a long weighted average life throughout the period.

As yields in reverse repurchase agreements (RRPs) became volatile, the Fund opportunistically increased its position in floating-rate notes to take advantage of higher yields when possible.

Net Assets	$ 36,979,115,571
Holdings Count | Holdings	161
Advisory Fees Paid, Amount	$ 30,090,412
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$36,979,115,571
# of Portfolio Holdings	161
Net Advisory Fees Paid	$30,090,412

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
Repurchase Agreements	34.5%
U.S. Treasury Obligations	33.6%
U.S. Government and Government Agency Obligations	26.8%
Investment Companies	5.1%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Treasury Money Market Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class A
Trading Symbol	HTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/individual-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/individual-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

Net Assets	$ 4,898,221,476
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 2,230,814
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/individual-investor/funds
HSBC U.S. Treasury Money Market Fund - I Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class I
Trading Symbol	HBIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

Net Assets	$ 4,898,221,476
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 2,230,814
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Treasury Money Market Fund - Class P
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class P
Trading Symbol	HTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

Net Assets	$ 4,898,221,476
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 2,230,814
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Treasury Money Market Fund - Y Shares
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	HTYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

Net Assets	$ 4,898,221,476
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 2,230,814
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Treasury Money Market Fund - Intermediary Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Intermediary
Trading Symbol	HTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

Net Assets	$ 4,898,221,476
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 2,230,814
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
HSBC U.S. Treasury Money Market Fund - Intermediary Service Class
Shareholder Report [Line Items]
Fund Name	HSBC U.S. Treasury Money Market Fund
Class Name	Intermediary Service
Trading Symbol	HTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HSBC U.S. Treasury Money Market Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.assetmanagement.us.hsbc.com/en/institutional-investor/funds. You can also request this information by contacting us at 1-800-782-8183.
Additional Information Phone Number	1-800-782-8183
Additional Information Website	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediary Service	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform the last year and what affected its performance?

Yields on U.S. Treasury money market securities fell during the 12-month period ending October 31, 2024. The Federal Reserve (Fed)cut the federal funds rate by 50 basis points in September 2024. The rate remained relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points in early 2024. Those expectations shifted as stubbornly high inflation made rate cuts less likely in the near term and left rates persistently higher.

In this environment, money market securities became more attractive than initially expected, pushing yields higher.

As the inflation rate established a consistent downward trajectory in the second half of the period, expectations for rate cuts rose again.These expectations, along with the rate cuts enacted by the Fed, depressed yields late in the period.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment, as well as volatility that reduced confidence in forecasts.

Net Assets	$ 4,898,221,476
Holdings Count | Holdings	95
Advisory Fees Paid, Amount	$ 2,230,814
Additional Fund Statistics [Text Block]	Key Fund Statistics
As of October 31, 2024	Precentage
Total Net Assets	$4,898,221,476
# of Portfolio Holdings	95
Net Advisory Fees Paid	$2,230,814

Holdings [Text Block]

What did the Fund invest in?

As of October 31, 2024

The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund. These allocations may not be representative of the Fund’s future investments.

Investment Allocation (%)
U.S. Treasury Obligations	100.0%

Updated Prospectus Phone Number	1-800-782-8183
Updated Prospectus Web Address	www.assetmanagement.us.hsbc.com/en/institutional-investor/funds